Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000211260_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000211260_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%
C000211260_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%
C000211258_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000211258_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%
C000211258_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%
C000211261_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000211261_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%
C000211261_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%
C000211259_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000211259_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%
C000211259_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%
C000211263_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000211263_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%
C000211263_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%
C000211262_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000211262_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%
C000211262_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%
C000215144_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000215144_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%
C000215144_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.18%
C000132244_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%
C000132244_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.54%
C000132244_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.07%
C000205018_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%
C000205018_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.54%
C000205018_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.37%
C000132247_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%
C000132247_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.54%
C000132247_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.07%
C000132245_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%
C000132245_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.54%
C000132245_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.07%
C000132248_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%
C000132248_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.54%
C000132248_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.07%
C000132246_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%
C000132246_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.54%
C000132246_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.07%
C000098085_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%
C000098085_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.54%
C000098085_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.07%
C000227362_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%
C000227362_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.60%
C000048886_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%
C000048886_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.54%
C000048886_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.07%
C000206226_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%
C000206226_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.54%
C000206226_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%
C000206223_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%
C000206223_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.54%
C000206223_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%
C000206225_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%
C000206225_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.54%
C000206225_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%
C000206224_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%
C000206224_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.54%
C000206224_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%
C000206227_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%
C000206227_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.54%
C000206227_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%
C000235371_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.39%
C000235371_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%
C000235369_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.39%
C000235369_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%
C000235372_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.39%
C000235372_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%
C000235370_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.39%
C000235370_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%
C000235374_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.39%
C000235374_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%
C000235373_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.39%
C000235373_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%
C000048885_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%
C000048885_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.54%
C000048885_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.07%
C000020469_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%
C000020469_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.54%
C000020469_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.07%
C000211260_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	38.46%
C000211260_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.59%
C000211260_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.80%
C000211260_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.07%
C000211260_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.43%
C000211260_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.86%
C000211258_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	38.65%
C000211258_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.77%
C000211258_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.98%
C000211258_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.07%
C000211258_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.43%
C000211258_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.86%
C000211261_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	32.93%
C000211261_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.28%
C000211261_ClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.66%
C000211261_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	37.75%
C000211261_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.04%
C000211261_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%
C000211261_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.07%
C000211261_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.43%
C000211261_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.86%
C000211259_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	38.49%
C000211259_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.64%
C000211259_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.84%
C000211259_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.07%
C000211259_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.43%
C000211259_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.86%
C000211263_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	36.07%
C000211263_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.51%
C000211263_ClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.68%
C000211263_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	37.07%
C000211263_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.51%
C000211263_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.68%
C000211263_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.07%
C000211263_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.43%
C000211263_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.86%
C000211262_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.13%
C000211262_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.05%
C000211262_ClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%
C000211262_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	38.07%
C000211262_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.32%
C000211262_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.52%
C000211262_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.07%
C000211262_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.43%
C000211262_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.86%
C000215144_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.56%
C000215144_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.97%
C000215144_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.21%
C000215144_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%
C000215144_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.42%
C000215144_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.35%
C000132244_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.66%
C000132244_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.64%
C000132244_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.79%
C000132244_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.81%
C000132244_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.02%
C000132244_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.42%
C000132244_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%
C000132244_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.80%
C000132244_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.39%
C000205018_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.63%
C000205018_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.72%
C000205018_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%
C000205018_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.81%
C000205018_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.02%
C000205018_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%
C000205018_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%
C000205018_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.80%
C000205018_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%
C000132247_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%
C000132247_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.52%
C000132247_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.11%
C000132247_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.36%
C000132247_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.37%
C000132247_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.54%
C000132247_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.81%
C000132247_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.02%
C000132247_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.42%
C000132247_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%
C000132247_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.80%
C000132247_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.39%
C000132245_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.63%
C000132245_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.63%
C000132245_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.79%
C000132245_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.81%
C000132245_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.02%
C000132245_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.42%
C000132245_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%
C000132245_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.80%
C000132245_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.39%
C000132248_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.54%
C000132248_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.59%
C000132248_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.90%
C000132248_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.54%
C000132248_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.59%
C000132248_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.90%
C000132248_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.81%
C000132248_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.02%
C000132248_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.42%
C000132248_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%
C000132248_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.80%
C000132248_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.39%
C000132246_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%
C000132246_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.52%
C000132246_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.11%
C000132246_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.35%
C000132246_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.36%
C000132246_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.54%
C000132246_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.81%
C000132246_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.02%
C000132246_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.42%
C000132246_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%
C000132246_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.80%
C000132246_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.39%
C000098085_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.85%
C000098085_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.43%
C000098085_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.39%
C000098085_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%
C000098085_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.32%
C000098085_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.80%
C000227362_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.49%
C000227362_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%
C000227362_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%
C000227362_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.37%
C000048886_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.02%
C000048886_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.47%
C000048886_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.42%
C000048886_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%
C000048886_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.32%
C000048886_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.80%
C000206226_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%
C000206226_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.51%
C000206226_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.01%
C000206226_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%
C000206226_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.32%
C000206226_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.55%
C000206223_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.24%
C000206223_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.29%
C000206223_ClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%
C000206223_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.71%
C000206223_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.14%
C000206223_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.64%
C000206223_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%
C000206223_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.32%
C000206223_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.55%
C000206225_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.12%
C000206225_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.43%
C000206225_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%
C000206225_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%
C000206225_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.32%
C000206225_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.55%
C000206224_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.01%
C000206224_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.38%
C000206224_ClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.86%
C000206224_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.01%
C000206224_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.38%
C000206224_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.86%
C000206224_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%
C000206224_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.32%
C000206224_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.55%
C000206227_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.37%
C000206227_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.32%
C000206227_ClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%
C000206227_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.84%
C000206227_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.17%
C000206227_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.66%
C000206227_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%
C000206227_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.32%
C000206227_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.55%
C000235371_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.59%
C000235371_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.74%
C000235371_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%
C000235371_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.65%
C000235369_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.81%
C000235369_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.90%
C000235369_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%
C000235369_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.65%
C000235372_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.02%
C000235372_ClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.21%
C000235372_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.01%
C000235372_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%
C000235372_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%
C000235372_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.65%
C000235370_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.62%
C000235370_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.74%
C000235370_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%
C000235370_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.65%
C000235374_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.48%
C000235374_ClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.64%
C000235374_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.48%
C000235374_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.64%
C000235374_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%
C000235374_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.65%
C000235373_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.70%
C000235373_ClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.82%
C000235373_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.27%
C000235373_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.46%
C000235373_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%
C000235373_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.65%
C000048885_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.93%
C000048885_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.41%
C000048885_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.68%
C000048885_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.40%
C000048885_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.84%
C000048885_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.36%
C000020469_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.89%
C000020469_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.02%
C000020469_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.29%
C000020469_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%
C000020469_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.32%
C000020469_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.80%